Annual Fund Operating Expenses	Aug. 31, 2021
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund | Class A
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	1.41%
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund | Class C
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	2.16%
Prospectus #1 | Eaton Vance Richard Bernstein All Asset Strategy Fund | Class I
Operating Expenses:
Management Fees	0.83%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	1.16%
Prospectus #1 | Eaton Vance Richard Bernstein Equity Strategy Fund | Class A
Operating Expenses:
Management Fees	0.86%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.27%
Prospectus #1 | Eaton Vance Richard Bernstein Equity Strategy Fund | Class C
Operating Expenses:
Management Fees	0.86%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	2.02%
Prospectus #1 | Eaton Vance Richard Bernstein Equity Strategy Fund | Class I
Operating Expenses:
Management Fees	0.86%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.02%
Prospectus #2 | Eaton Vance Greater China Growth Fund | Class A
Operating Expenses:
Management Fees	0.90%	[1]
Distribution and Service (12b-1) Fees	0.25%	[2]
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.43%
Prospectus #2 | Eaton Vance Greater China Growth Fund | Class C
Operating Expenses:
Management Fees	0.90%	[1]
Distribution and Service (12b-1) Fees	1.00%	[2]
Other Expenses	0.28%
Total Annual Fund Operating Expenses	2.18%
Prospectus #2 | Eaton Vance Greater China Growth Fund | Class I
Operating Expenses:
Management Fees	0.90%	[1]
Distribution and Service (12b-1) Fees	none	[2]
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.18%
Prospectus #3 | Eaton Vance Worldwide Health Sciences Fund | Class A
Operating Expenses:
Management Fees	0.78%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.17%
Expense Reimbursement	(0.01%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.16%
Prospectus #3 | Eaton Vance Worldwide Health Sciences Fund | Class C
Operating Expenses:
Management Fees	0.78%	[3]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.92%
Expense Reimbursement	(0.01%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.91%
Prospectus #3 | Eaton Vance Worldwide Health Sciences Fund | Class I
Operating Expenses:
Management Fees	0.78%	[3]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.92%
Expense Reimbursement	(0.01%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.91%
Prospectus #3 | Eaton Vance Worldwide Health Sciences Fund | Class R
Operating Expenses:
Management Fees	0.78%	[3]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.42%
Expense Reimbursement	(0.01%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.41%

[1]	The blended index consists of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. Management Fees reflect a fee reduction to the Fund’s investment advisory agreement effective October 1, 2021, and Management Fees have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year.
[2]	Distribution and Service (12b-1) Fees reflect a fee reduction to the Fund’s Distribution Plan for Class A shares effective October 1, 2021, and Distribution and Service (12b-1) Fees have been restated to reflect the fees as if the Class A shares revised Distribution and Service (12b-1) Fee was in effect for the Fund’s full fiscal year.
[3]	“Management Fees” reflect a base contractual advisory fee of 0.62%, a performance fee adjustment increase of 0.01% (based on the performance fee adjustment for the most recent fiscal year) and an administrative fee of 0.15%. See page 15 of this Prospectus for more information about the calculation of the performance fee adjustment.
[4]	The investment adviser, sub-adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares and 1.40% for Class R shares. This expense reimbursement will continue through December 31, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, any performance-based adjustment to an asset-based investment advisory fee, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, sub-adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.